NOVEMBER 1, 2018

SUPPLEMENT TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

DATED MARCH 1, 2018, AS RESTATED MAY 15, 2018 AND AS SUPPLEMENTED THROUGH OCTOBER 11, 2018

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

(1)	Effective immediately before the opening of business on October 29, 2018, the Hartford Global Capital Appreciation Fund was reorganized into the Hartford International Equity Fund. Accordingly, all references to the “Hartford Global Capital Appreciation Fund” and the “Global Capital Appreciation Fund” are deleted.

(2)	Effective immediately, under the heading “Investment Risks,” an “X” is added next to “Dividend Paying Security Investment Risk” and “Value Investing Style Risk” in the risk table for Small Cap Value Fund (formerly, Small Cap Core Fund).

(3)	Effective immediately, under the heading “PORTFOLIO MANAGERS – OTHER ACCOUNTS MANAGED OR SUB-ADVISED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the following information is added to the chart:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in millions)	OTHER POOLED INVESTMENT VEHICLES	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)
Sean Kammann*	1	$9.7	3	$27.2	1(45)	$19.7
*	Information as of August 31, 2018
(45)	The advisory fee for this account is based upon performance.

(4)	Effective immediately, under the heading “PORTFOLIO MANAGERS – COMPENSATION OF WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the following replaces the information in the chart for Small Cap Value Fund:

FUND	BENCHMARKS(S) / PEER GROUPS FOR INCENTIVE PERIOD
Small Cap Value Fund*	Russell 2000 Value Index Lipper Small Cap Value

* Effective November 1, 2018, Mr. Kammann became a portfolio manager to the Small Cap Value Fund.

(5)	Effective immediately, under the heading “PORTFOLIO MANAGERS – EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the following information is added to the chart:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Sean Kammann	Small Cap Value Fund*	None**
*	Effective November 1, 2018, Mr. Kammann became a portfolio manager to the Small Cap Value Fund.
**	Information as of August 31, 2018

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.